Provisions - Confirmed Foreign Letters of Credit - Outstanding Exposures (Details) - Confirmed foreign letters of credit [Member] - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of other provisions [line items]
Exposure as at beginning of period	$ 56,764	$ 64,970
Net change on exposures	46,648	(15,447)
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Foreign exchange adjustments	(8,739)	7,241
Exposure as at ending of period	94,673	56,764
Stage 1 - Individual [Member]
Disclosure of other provisions [line items]
Exposure as at beginning of period	56,764	64,970
Net change on exposures	46,648	(15,455)
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Foreign exchange adjustments	(8,739)	7,249
Exposure as at ending of period	94,673	56,764
Stage 1 - Group [Member]
Disclosure of other provisions [line items]
Exposure as at beginning of period
Net change on exposures
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Foreign exchange adjustments
Exposure as at ending of period
Stage 2 - Individual [Member]
Disclosure of other provisions [line items]
Exposure as at beginning of period
Net change on exposures		8
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Foreign exchange adjustments		(8)
Exposure as at ending of period
Stage 2 - Group [Member]
Disclosure of other provisions [line items]
Exposure as at beginning of period
Net change on exposures
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Foreign exchange adjustments
Exposure as at ending of period
Stage 3 - Individual [Member]
Disclosure of other provisions [line items]
Exposure as at beginning of period
Net change on exposures
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Foreign exchange adjustments
Exposure as at ending of period
Stage 3 - Group [Member]
Disclosure of other provisions [line items]
Exposure as at beginning of period
Net change on exposures
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Foreign exchange adjustments
Exposure as at ending of period